Deferred Income Tax - Schedule of Movement on Net Deferred Income Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 20
Tax charge in other comprehensive income	20	£ (7)	£ (52)
Ending balance	(11)	20
Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	20	17
Exchange differences	0	4
Acquisitions and disposals of subsidiaries	(23)	(26)
Income statement benefit/(charge)	(28)	30
Tax charge in other comprehensive income	20	(5)
Ending balance	(11)	20	17
Trading losses [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	130	82
Exchange differences	(1)	0
Acquisitions and disposals of subsidiaries	(3)	7
Income statement benefit/(charge)	(25)	37
Tax charge in other comprehensive income	0	4
Ending balance	101	130	82
Accruals and other provisions [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	67	64
Exchange differences	(3)	7
Acquisitions and disposals of subsidiaries	6	0
Income statement benefit/(charge)	(11)	(4)
Tax charge in other comprehensive income	0	0
Ending balance	59	67	64
Retirement benefit obligations [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(127)	(108)
Exchange differences	(1)	2
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	(6)	(9)
Tax charge in other comprehensive income	20	(12)
Ending balance	(114)	(127)	(108)
Deferred revenue [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	63	52
Exchange differences	(3)	6
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	(17)	5
Tax charge in other comprehensive income	0	0
Ending balance	43	63	52
Goodwill and intangibles [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(206)	(178)
Exchange differences	9	(21)
Acquisitions and disposals of subsidiaries	(26)	(21)
Income statement benefit/(charge)	71	14
Tax charge in other comprehensive income	0	0
Ending balance	(152)	(206)	(178)
Interest limitations [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	55	55
Exchange differences	(2)	6
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	(19)	(6)
Tax charge in other comprehensive income	0	0
Ending balance	34	55	55
Other [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	38	50
Exchange differences	1	4
Acquisitions and disposals of subsidiaries	0	(12)
Income statement benefit/(charge)	(21)	(7)
Tax charge in other comprehensive income	0	3
Ending balance	£ 18	£ 38	£ 50